UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2012


Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       August 13, 2012
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name
      28-14726                  Acme Energized, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total: $985,179 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
AAR CORP                       NOTE 1.750% 2/0  000361AH8     10673   10840000 PRN      DEFINED 1, 2       10840000
AGCO CORP                      COM              001084102       328       7182 SH       DEFINED 1, 2           7182
AMERICAN CAP LTD               COM              02503Y103       777      77200 SH       DEFINED 1, 2          77200
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     27692   26775000 PRN      DEFINED 1, 2       26775000
APPLE INC                      COM              037833100      2293       3927 SH       DEFINED 1, 2           3927
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     14624   14560000 PRN      DEFINED 1, 2       14560000
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     19723   18700000 PRN      DEFINED 1, 2       18700000
BABCOCK & WILCOX CO NEW        COM              05615F102       881      35973 SH       DEFINED 1, 2          35973
BE AEROSPACE INC               COM              073302101       458      10490 SH       DEFINED 1, 2          10490
BEAM INC                       COM              073730103       625      10000 SH       DEFINED 1, 2          10000
BELO CORP                      COM SER A        080555105       134      20837 SH       DEFINED 1, 2          20837
BLOUNT INTL INC NEW            COM              095180105       844      57600 SH       DEFINED 1, 2          57600
CACI INTL INC                  NOTE 2.125% 5/0  127190AD8     29542   26000000 PRN      DEFINED 1, 2       26000000
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5     34805   35024000 PRN      DEFINED 1, 2       35024000
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     36338    1212485 SH       DEFINED 1, 2        1212485
CF INDS HLDGS INC              COM              125269100       344       1773 SH       DEFINED 1, 2           1773
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3     35829   36100000 PRN      DEFINED 1, 2       36100000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109       269       7092 SH       DEFINED 1, 2           7092
COEUR D ALENE MINES CORP IDA   COM NEW          192108504       365      20807 SH       DEFINED 1, 2          20807
COMCAST CORP NEW               CL A             20030N101       562      17578 SH       DEFINED 1, 2          17578
CONNS INC                      COM              208242107       910      61457 SH       DEFINED 1, 2          61457
COOPER TIRE & RUBR CO          COM              216831107       457      26037 SH       DEFINED 1, 2          26037
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407       574      19500 SH       DEFINED 1, 2          19500
CUMMINS INC                    COM              231021106       378       3898 SH       DEFINED 1, 2           3898
CUMULUS MEDIA INC              CL A             231082108      3656    1214585 SH       DEFINED 1, 2        1214585
DEERE & CO                     COM              244199105       416       5146 SH       DEFINED 1, 2           5146
DOLLAR GEN CORP NEW            COM              256677105      1260      23165 SH       DEFINED 1, 2          23165
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     56859   34990000 PRN      DEFINED 1, 2       34990000
EATON CORP                     COM              278058102       211       5319 SH       DEFINED 1, 2           5319
EBAY INC                       COM              278642103      1050      25000 SH       DEFINED 1, 2          25000
EMMIS COMMUNICATIONS CORP      CL A             291525103      2760    1500000 SH       DEFINED 1, 2        1500000
ENTRAVISION COMMUNICATIONS C   CL A             29382R107      1030     850857 SH       DEFINED 1, 2         850857
EQUINIX INC                    COM NEW          29444U502      1142       6500 SH       DEFINED 1, 2           6500
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9     42815   19500000 PRN      DEFINED 1, 2       19500000
EXTERRAN HLDGS INC             NOTE 4.250% 6/1  30225XAA1      2614    2750000 PRN      DEFINED 1, 2        2750000
FELCOR LODGING TR INC          COM              31430F101       439      93300 SH       DEFINED 1, 2          93300
FORD MTR CO DEL                COM PAR $0.01    345370860       247      25708 SH       DEFINED 1, 2          25708
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       242       7096 SH       DEFINED 1, 2           7096
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     37751   39660000 PRN      DEFINED 1, 2       39660000
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     34679   35500000 PRN      DEFINED 1, 2       35500000
GENON ENERGY INC               COM              37244E107      1172     685372 SH       DEFINED 1, 2         685372
GIBRALTAR INDS INC             COM              374689107       137      13200 SH       DEFINED 1, 2          13200
GILDAN ACTIVEWEAR INC          COM              375916103      1097      39850 SH       DEFINED 1, 2          39850
GOOGLE INC                     CL A             38259P508      1050       1810 SH       DEFINED 1, 2           1810
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     16695   17014000 PRN      DEFINED 1, 2       17014000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     11468   11020000 PRN      DEFINED 1, 2       11020000
HSN INC                        COM              404303109       282       7000 SH       DEFINED 1, 2           7000
INSIGHT ENTERPRISES INC        COM              45765U103       980      58200 SH       DEFINED 1, 2          58200
INTL PAPER CO                  COM              460146103       313      10822 SH       DEFINED 1, 2          10822
IRON MTN INC                   COM              462846106       280       8500 SH       DEFINED 1, 2           8500
ISLE OF CAPRI CASINOS INC      COM              464592104      4905     795021 SH       DEFINED 1, 2         795021
KBR INC                        COM              48242W106       263      10646 SH       DEFINED 1, 2          10646
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104       356      20000 SH       DEFINED 1, 2          20000
LIBERTY MEDIA CORP             DEB   3.250% 3/1 530715AR2      8600   10000000 PRN      DEFINED 1, 2       10000000
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2      9676    9100000 PRN      DEFINED 1, 2        9100000
LINCARE HLDGS INC              DBCV 2.750%11/0  532791AE0      5416    4575000 PRN      DEFINED 1, 2        4575000
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     28798   28000000 PRN      DEFINED 1, 2       28000000
LOUISIANA PAC CORP             COM              546347105       997      91600 SH       DEFINED 1, 2          91600
LOWES COS INC                  COM              548661107      1126      39582 SH       DEFINED 1, 2          39582
MACYS INC                      COM              55616P104       396      11540 SH       DEFINED 1, 2          11540
MCDERMOTT INTL INC             COM              580037109       161      14437 SH       DEFINED 1, 2          14437
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     27116   26750000 PRN      DEFINED 1, 2       26750000
MONSTER BEVERAGE CORP          COM              611740101      1317      18500 SH       DEFINED 1, 2          18500
MTR GAMING GROUP INC           COM              553769100      1157     243664 SH       DEFINED 1, 2         243664
NIKE INC                       CL B             654106103       351       4000 SH       DEFINED 1, 2           4000
NORDSTROM INC                  COM              655664100       927      18646 SH       DEFINED 1, 2          18646
NVR INC                        COM              62944T105       989       1163 SH       DEFINED 1, 2           1163
ORACLE CORP                    COM              68389X105      1143      38500 SH       DEFINED 1, 2          38500
PARKER HANNIFIN CORP           COM              701094104       327       4255 SH       DEFINED 1, 2           4255
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107       177      11800 SH       DEFINED 1, 2          11800
PHH CORP                       NOTE 4.000% 9/0  693320AN3      9856   10000000 PRN      DEFINED 1, 2       10000000
POTASH CORP SASK INC           COM              73755L107       244       5578 SH       DEFINED 1, 2           5578
PRICELINE COM INC              COM NEW          741503403       598        900 SH       DEFINED 1, 2            900
PVH CORP                       COM              693656100       413       5313 SH       DEFINED 1, 2           5313
QUALCOMM INC                   COM              747525103       768      13800 SH       DEFINED 1, 2          13800
RADIO ONE INC                  CL D NON VTG     75040P405      1183    1261609 SH       DEFINED 1, 2        1261609
RANGE RES CORP                 COM              75281A109       330       5326 SH       DEFINED 1, 2           5326
REGIS CORP MINN                NOTE 5.000% 7/1  758932AA5     16141   12500000 PRN      DEFINED 1, 2       12500000
SAKS INC                       NOTE 2.000% 3/1  79377WAL2     64506   62100000 PRN      DEFINED 1, 2       62100000
SBA COMMUNICATIONS CORP        NOTE 4.000%10/0  78388JAM8     21670   11250000 PRN      DEFINED 1, 2       11250000
SCHOOL SPECIALTY INC           COM              807863105       194      59524 SH       DEFINED 1, 2          59524
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AM7      4200    6000000 PRN      DEFINED 1, 2        6000000
SINCLAIR BROADCAST GROUP INC   CL A             829226109       510      56276 SH       DEFINED 1, 2          56276
SOLUTIA INC                    *W EXP 02/27/201 834376147         1      23686 SH       DEFINED 1, 2          23686
SPDR GOLD TRUST                GOLD SHS         78463V107    108633     700000 SH       DEFINED 1, 2         700000
TEREX CORP NEW                 COM              880779103       455      25544 SH       DEFINED 1, 2          25544
THOMAS PPTYS GROUP INC         COM              884453101       781     143640 SH       DEFINED 1, 2         143640
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     28657   20543000 PRN      DEFINED 1, 2       20543000
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106       424      11525 SH       DEFINED 1, 2          11525
TYCO INTERNATIONAL LTD         SHS              H89128104      1321      25000 SH       DEFINED 1, 2          25000
UNITED RENTALS INC             COM              911363109       634      18623 SH       DEFINED 1, 2          18623
UNITED STATES STL CORP NEW     COM              912909108       328      15926 SH       DEFINED 1, 2          15926
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4    184414  131607000 PRN      DEFINED 1, 2      131607000
VISA INC                       COM CL A         92826C839      1273      10300 SH       DEFINED 1, 2          10300
WHITING PETE CORP NEW          COM              966387102       452      11000 SH       DEFINED 1, 2          11000
WILLIAMS COS INC DEL           COM              969457100       951      33000 SH       DEFINED 1, 2          33000
WILLIAMS SONOMA INC            COM              969904101       485      13870 SH       DEFINED 1, 2          13870
YAHOO INC                      COM              984332106       855      54000 SH       DEFINED 1, 2          54000
ZILLOW INC                     CL A             98954A107       634      16400 SH       DEFINED 1, 2          16400




